Acquired Developed Technology and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Details of acquired intangible assets and other intangibles
Gross carrying amount of intangibles subject to amortization		$ 814.1	$ 817.9
Accumulated amortization on finite-lived assets		(635.3)	(552.3)
Net carrying amount of intangibles subject to amortization		178.8	265.6
Carrying amount of indefinite-lived intangibles			9.8
Gross carrying amount of intangibles			827.7
Accumulated amortization of intangible assets			(552.3)
Net carrying amount of intangibles		178.8	275.4
Acquisition of IPR&D	9.8
Amortization related to acquired developed technology and other intangibles
Amortization Expenses		80.3	82.8	72.3
Impairment charge for certain intangible assets		18.8
Estimated future amortization expense
2013		68.3
2014		42.5
2015		34.8
2016		12.9
2017		10.4
Thereafter		9.9
Net carrying amount of intangibles subject to amortization		178.8	265.6
Cost of sales
Amortization related to acquired developed technology and other intangibles
Amortization Expenses		58.6	56.9	50.6
Operating expense
Amortization related to acquired developed technology and other intangibles
Amortization Expenses		21.7	25.9	21.7
Developed technology
Details of acquired intangible assets and other intangibles
Gross carrying amount of intangibles subject to amortization		534.8	517.4
Accumulated amortization on finite-lived assets		(398.6)	(344.1)
Net carrying amount of intangibles subject to amortization		136.2	173.3
Useful life of intangible assets		5 years
Estimated future amortization expense
Net carrying amount of intangibles subject to amortization		136.2	173.3
Other
Details of acquired intangible assets and other intangibles
Gross carrying amount of intangibles subject to amortization		279.3	300.5
Accumulated amortization on finite-lived assets		(236.7)	(208.2)
Net carrying amount of intangibles subject to amortization		42.6	92.3
Estimated future amortization expense
Net carrying amount of intangibles subject to amortization		$ 42.6	$ 92.3